Restructuring and Impairment Charges	12 Months Ended
Sep. 29, 2018
Restructuring and Related Activities [Abstract]
Restructuring and Impairment Charges
Restructuring and Impairment Charges
The Company recorded $33 million, $98 million and $156 million of restructuring and impairment charges in fiscal years 2018, 2017 and 2016, respectively. Charges in fiscal 2018 were due to severance costs. Charges in fiscal 2017 were due to severance costs and asset impairments. Charges in fiscal 2016 were due to asset impairments and severance and contract termination costs.